RELATED PARTY BALANCES AND TRANSACTIONS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Cash and cash equivalent	$ 4,555,096	$ 1,034,668	$ 362,574	$ 584,016
Amounts due to related parties	87,459	87,169		$ 11,213
Human Resource Services
Related Party Transaction [Line Items]
Transactions with Related Parties	135
Tencent Group
Related Party Transaction [Line Items]
Cash and cash equivalent	372	149
Amounts due to related parties	87,459	87,169
Transactions with Related Parties	165,885	57,209	59,702
Tencent Group | Equipment purchased
Related Party Transaction [Line Items]
Services provided by related parties	45,658	4,496	40,218
Tencent Group | Software purchased
Related Party Transaction [Line Items]
Services provided by related parties	3,869	508
Tencent Group | Cloud equipment and services
Related Party Transaction [Line Items]
Amounts due to related parties	85,887	16,062
Tencent Group | Cloud service
Related Party Transaction [Line Items]
Services provided by related parties	114,386	48,940	16,729
Tencent Group | SMS channel services
Related Party Transaction [Line Items]
Amounts due to related parties	265	357
Services provided by related parties	1,197	2,511	1,523
Tencent Group | Advertising expenses
Related Party Transaction [Line Items]
Services provided by related parties		159	682
Tencent Group | ESOP management service
Related Party Transaction [Line Items]
Amounts due to related parties	1,307	70,750
ESOP management service income	$ 640	$ 595	$ 550